LEASES - Additional information (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
LEASES
Operating lease costs	¥ 2,599,941	$ 383,184	¥ 466,601	¥ 3,175,289
Short-term lease	869,237	$ 128,110	1,365,627	327,812
Impairment loss for the ROU	¥ 0		¥ 0	¥ 0
Minimum
LEASES
Lease term	1 year	1 year
Maximum
LEASES
Lease term	50 years	50 years